Accounts receivable	12 Months Ended
Mar. 25, 2017
Receivables [Abstract]
Accounts receivable
3.	Accounts receivable:

Accounts receivable, net of allowance for doubtful accounts, at March 25, 2017 and March 26, 2016 consist of the following:

	As of
	March 25, 2017	March 26, 2016
	(In thousands)

Customer trade receivables	$10,389	$8,041
Other receivables	3,172	2,252

	$13,561	$10,293

Continuity of the allowance for doubtful accounts is as follows (in thousands):

Balance March 29, 2014	$1,806
Additional provision recorded	613
Net write-offs	(160)

Balance March 28, 2015	2,259
Additional provision recorded	190
Net write-offs	(294)

Balance March 26, 2016	2,155
Additional provision recorded	845
Net write-offs	(221)

Balance March 25, 2017	$2,779

Certain sales plans relating to customers’ use of Mayors credit cards provide for revolving lines of credit and/or installment plans under which the payment terms exceed one year. The receivables repayable within a timeframe exceeding one year included under such plans, amounted to approximately $6.4 million and $5.0 million at March 25, 2017 and March 26, 2016, respectively, and are included in customer trade receivables.